Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 31 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the audited consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	December 31, 2024	December 31, 2023
ASSETS
Current assets
Cash	118,057	2,364
Due from subsidiaries	9,819,000	1,569,000
Advance to suppliers	4,950,000	5,000,000
Non-current assets
Investment in subsidiaries	$12,311,068	$13,813,334
Total assets	$27,198,125	$20,384,698
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$612,390	$182,611

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares, 450,000,000 shares authorized; 49,588,235 shares issued and outstanding as of December 31, 2024; 11,000,000 shares issued and outstanding as of December 31, 2023	4,959	1,100
Class B shares, 50,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2024 and 2023	100	100
Additional paid-in capital	18,641,264	10,645,122
Retained earnings	9,184,408	10,300,385
Accumulated other comprehensive (loss) gain	(1,244,996)	(744,619)
Total shareholders’ equity	26,585,735	20,202,087
Total liabilities and shareholders’ equity	$27,198,125	$20,384,698
	For the Years Ended December 31,
	2024	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES	$(1,115,977)	$1,218,714	$3,475,961
NET (LOSS) INCOME	(1,115,977)	1,218,714	3,475,961
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(500,376)	(360,677)	(611,144)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$(1,616,353)	$858,037	$2,864,817
	For the Years Ended December 31,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,115,977)	$1,218,714	$3,475,961
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(1,115,977)	1,218,714	3,475,961
Item not involving cash:
Provision for advance to suppliers	50,000	-	-
Changes in operating assets and liabilities:
Due from subsidiaries	(8,250,000)	(1,569,000)	-
Other current liabilities	(21,510)	20,510	(1,000)
Net cash used in operating activities	(8,335,596)	(1,716,329)	(150)

CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	-	201,354	(4,201,354)
Advance for potential warehouse investment	-	(1,000,000)	-
Long-term investment	-	(3,900,000)	-
Net cash used in investing activities	-	(4,698,646)	(4,201,354)

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO	-	-	10,080,231
Proceeds from private placement	8,000,000	-	-
Proceeds from related party	2,081,165	-	-
Repayments to related party	(1,629,876)	-	-
Net cash provided in financing activities	8,451,289	-	10,080,231
EFFECT OF FOREIGN EXCHANGE	-	-	538,612
CHANGES IN CASH AND RESTRICTED CASH	115,693	(6,414,975)	6,417,339
CASH AND RESTRICTED CASH, beginning of year	2,364	6,417,339	-
CASH AND RESTRICTED CASH, end of year	$118,057	$2,364	6,417,339